Shareholders' Equity (Details) $ / shares in Units, $ in Thousands											12 Months Ended
	Dec. 02, 2024 USD ($) $ / shares shares	Aug. 16, 2024 USD ($) shares	Aug. 06, 2024 $ / shares shares	Jun. 27, 2024 shares	Jun. 26, 2024 USD ($)	Apr. 30, 2024 shares	Apr. 10, 2024 USD ($) Number $ / shares shares	Jun. 23, 2023 USD ($) shares	Jun. 22, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Oct. 31, 2023 shares	Apr. 14, 2023 USD ($)
Shareholders' Equity [Line Items]
Exercise warrant received | $													$ 3,870
Warrants price per share | $ / shares	$ 1.25
Market offering cost | $									$ 502
Sale of ordinary shares								126,000			444,216
Gross proceeds | $									$ 7
Aggregate of shares											224,697
Aggregate warrants									3,000,000
Gross proceeds from warrant | $	$ 5,000										$ 11,304	$ 4,334
Fair value | $											(46)	$ (2,191)
Remaining fair value | $									$ 897
Incremental issuance costs | $									454
Allocated amount to ordinary warrants | $									365
Financial expenses | $									$ 91		23
Total consideration | $								$ 5			509
Total issuance expenses | $											15
additional ordinary shares				30,000,000
Registered capital shares				90,000,000
Purchase price per share | $ / shares			$ 0.75
Commitment amount | $											$ 30,000
Percentage of purchase price											97.00%
Ordinary shares value | $											$ 281
Structuring fee | $											$ 25,000
Net proceeds | $	$ 4,940
Expire term	5 years
Warrant [Member]
Shareholders' Equity [Line Items]
Exercise warrant received | $										$ 3,870
Exercise shares										645,000
Warrants price per share | $ / shares									$ 1.5	$ 6	$ 0.75
Number of ordinary shares	1
Aggregate warrants	8,000,000								3,000,000
Gross proceeds from warrant | $									$ 4,500		$ 600
Offering expenses | $									455
Fair value | $					$ 1,366				$ 3,603
Purchase an aggregate shares			800,000
Pre-funded Warrants [Member]
Shareholders' Equity [Line Items]
Warrants price per share | $ / shares	$ 0.0001								$ 0.0001
Aggregate of shares									1,670,000
Number of ordinary shares	1								1
Aggregate warrants	1,656,271
Warrants exercised														1,670,000
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Exercise warrant received | $
Exercise shares													838,429
Sale of ordinary shares			800,000
Aggregate of shares									1,330,000
Warrants exercised														1,670,000
Reimburse for certain specific expenses											70,964
Voting rights											one
Alliance Global Partners [Member]
Shareholders' Equity [Line Items]
Aggregate offering price | $															$ 5,744
April 2024 Purchase Agrement [Member]
Shareholders' Equity [Line Items]
Gross proceeds from warrant | $							$ 4,470
Issuance expenses to placement agent | $							100
Total issuance expenses | $							$ 153
April 2024 Purchase Agrement [Member] | Warrant [Member]
Shareholders' Equity [Line Items]
Warrants price per share | $ / shares							$ 1.5
Number of ordinary shares | Number							1
Aggregate warrants							2,980,000
April 2024 Purchase Agrement [Member] | Pre-funded Warrants [Member]
Shareholders' Equity [Line Items]
Warrants price per share | $ / shares							$ 0.0001
Number of ordinary shares | Number							1
Aggregate warrants							1,248,000
April 2024 Purchase Agrement [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Aggregate of shares							1,732,000
Sales Agreement [Member]
Shareholders' Equity [Line Items]
Sale of ordinary shares		1,105,509
Gross proceeds | $		$ 1,234
Gross proceeds | $		$ 2,524
Sale of ordinary shares percentage		3.00%
Reimburse for certain specific expenses		50,000
Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Net proceeds | $		$ 1,067
Purchase Agreement [Member] | Pre-funded Warrants [Member]
Shareholders' Equity [Line Items]
Warrants exercised											1,248,000
Purchase Agreement [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Warrants exercised											325,000
Share-Based Payment Arrangement, Option [Member]
Shareholders' Equity [Line Items]
Exercise shares								126,000
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Sale of ordinary shares									3,600
Aggregate of shares	2,343,729												85,449
Reimburse for certain specific expenses						70,964
Ordinary Shares [Member] | April 2024 Purchase Agrement [Member]
Shareholders' Equity [Line Items]
Sale of ordinary shares							70,964